Organization and principal activities - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) agreement	Dec. 31, 2021 USD ($) agreement	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Variable Interest Entity [Line Items]
TOTAL ASSETS	¥ 761,233		¥ 978,504		$ 119,453
LIABILITIES
TOTAL LIABILITIES	826,262		930,454		$ 129,657
Total net revenues	173,240	$ 27,185	378,264	¥ 1,285,236
Net (loss)/income	(101,729)	(15,964)	(293,935)	(905,895)
Net cash provided by operating activities	(32,182)	(5,051)	56,963	175,079
Net cash (used in)/provided by investing activities	(119,464)	(18,747)	192,619	(538,702)
Net cash provided by/(used in) financing activities	¥ (132,334)	$ (20,766)	(286,639)	224,372
Contractual arrangement that could require the relevant PRC subsidiaries | agreement	0	0
Consolidated VIEs
Variable Interest Entity [Line Items]
TOTAL ASSETS	¥ 307,249		440,444
LIABILITIES
TOTAL LIABILITIES	374,447		476,397
Total net revenues	147,883		352,604	1,272,943
Net (loss)/income	40,717		(111,765)	(520,791)
Net cash provided by operating activities	82,587		128,547	404,851
Net cash (used in)/provided by investing activities	(19,956)		289,956	(165,957)
Net cash provided by/(used in) financing activities	(132,810)		¥ (666,659)	¥ 86,906
Assets of the VIEs and VIEs' subsidiaries that are collateral	¥ 0